Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Summary of Significant Accounting Policies
Schedule of potential common shares, presented based on amounts outstanding at each period end, excluded from computation of diluted net loss per share attributable to common stockholders

	Three Months Ended
	March 31,
	2018	2017
Stock options	2,427,629	1,037,131
Series A convertible preferred shares	—	6,594,870
Total	2,427,629	7,632,001

Schedule of basic and diluted earnings per share

	Three Months Ended
	March 31,
	2018	2017
Numerator:
Net loss	$(16,459)	$(6,360)
Cumulative dividends on convertible preferred shares	—	(1,166)
Loss attributable to common shares—basic and diluted	$(16,459)	$(7,526)
Denominator:
Weighted-average number of common shares—basic and diluted	27,284,140	10,196,292
Loss per common share—basic and diluted	$(0.60)	$(0.74)

	Year Ended
	December 31,
	2017	2016	2015
Numerator:
Net loss	$(33,709)	$(25,872)	$(11,073)
Cumulative dividends on convertible preferred shares	(3,873)	(3,202)	(927)
Loss attributable to common shares—basic and diluted	$(37,582)	$(29,074)	$(12,000)
Denominator:
Weighted-average number of common shares—basic and diluted	13,267,960	10,196,292	10,196,292
Loss per common share—basic and diluted	$(2.83)	$(2.85)	$(1.18)